Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2011
Pyramis Government Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001126087_SupplementTextBlock

MET INVESTORS SERIES TRUST

Supplement dated June 24, 2011

to the

Prospectus dated May 1, 2011

PYRAMIS® GOVERNMENT INCOME PORTFOLIO

The following change is made to the prospectus of Pyramis® Government Income Portfolio (the "Portfolio"), a series of Met Investors Series Trust.

In the Portfolio Summary, the first paragraph of the section entitled "Principal Investment Strategies" is replaced in its entirety with the following:

Pyramis Global Advisors, LLC ("Pyramis"), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's assets in U.S. Government securities and instruments related to U.S. Government securities, such as repurchase agreements on such securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. Pyramis may also invest the Portfolio's assets in mortgage-backed and asset-backed securities.